UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Floating Rate High Income Fund

December 31, 2017

SFR-QTLY-0218
1.924295.106

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 89.5%(a)
	Principal Amount	Value
Aerospace - 0.7%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.32% 7/7/22 (b)(c)	$1,163,218	$1,170,977
TransDigm, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3617% 6/9/23 (b)(c)	984,996	986,090
Tranche G, term loan 3 month U.S. LIBOR + 3.000% 4.6652% 8/22/24 (b)(c)	995,000	999,149

TOTAL AEROSPACE		3,156,216

Air Transportation - 0.3%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8539% 10/18/20 (b)(c)	500,000	501,250
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.6418% 10/5/24 (b)(c)	1,000,000	1,008,330

TOTAL AIR TRANSPORTATION		1,509,580

Automotive & Auto Parts - 1.0%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.569% 2/1/24 (b)(c)	424,462	426,852
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.819% 2/1/25 (b)(c)	120,000	122,100
Chrysler Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.51% 12/31/18 (b)(c)	389,135	389,944
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1934% 11/27/20 (b)(c)	1,608,760	1,495,149
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.6934% 11/27/21 (b)(c)	1,425,000	1,179,188
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 3/31/24 (b)(c)	343,670	345,340
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.069% 4/18/23 (b)(c)	632,025	644,665

TOTAL AUTOMOTIVE & AUTO PARTS		4,603,238

Banks & Thrifts - 0.1%
Recess Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 9/29/24 (c)(d)	59,524	59,747
3 month U.S. LIBOR + 3.750% 5.2539% 9/29/24 (b)(c)	439,375	441,023

TOTAL BANKS & THRIFTS		500,770

Broadcasting - 1.2%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.1719% 3/2/24 (b)(c)	1,500,000	1,506,870
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 8.4434% 1/30/19 (b)(c)	2,035,000	1,521,163
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.18% 12/18/20 (b)(c)	953,401	954,593
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0775% 8/23/24 (b)(c)	663,338	668,313
Sinclair Television Group, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.500% 12/7/24 (c)(e)	1,000,000	998,130

TOTAL BROADCASTING		5,649,069

Building Materials - 1.0%
Beacon Roofing Supply, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 1/2/25 (c)(e)	500,000	501,040
GYP Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3801% 4/1/23 (b)(c)	995,000	998,731
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 3.8328% 10/17/23 (b)(c)	247,505	249,257
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 12/7/24 (b)(c)	385,000	386,043
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.33% 9/27/24 (b)(c)	1,135,000	1,149,755
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 5/21/22 (b)(c)	1,145,278	1,156,730

TOTAL BUILDING MATERIALS		4,441,556

Cable/Satellite TV - 1.9%
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.819% 7/28/25 (b)(c)	496,256	493,879
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.95% 5/1/24 (b)(c)	333,325	334,158
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.57% 4/13/25 (b)(c)	5,500,000	5,501,980
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.46% 1/15/25 (b)(c)	264,338	264,602
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.977% 1/31/26 (b)(c)	1,000,000	999,380
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.7511% 8/19/23 (b)(c)	997,500	987,216

TOTAL CABLE/SATELLITE TV		8,581,215

Capital Goods - 0.3%
Doosan Bobcat Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1934% 5/18/24 (b)(c)	518,755	520,571
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 7/30/24 (b)(c)	334,163	335,088
Zodiac Pool Solutions LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6934% 12/20/23 (b)(c)	330,424	331,871

TOTAL CAPITAL GOODS		1,187,530

Chemicals - 2.3%
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.572% 5/17/24 (b)(c)	497,500	499,779
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.3498% 11/18/23 (b)(c)	559,350	561,448
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 3/29/24 (b)(c)	413,618	414,396
Jade Germany GmbH Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.1934% 5/31/23 (b)(c)	995,000	995,000
Kraton Polymers LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.569% 1/6/22 (b)(c)	540,786	545,913
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (b)(c)	769,692	773,348
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 4.069% 6/7/20 (b)(c)	803,466	808,151
Methanol Holdings (TRINIDAD) Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8498% 6/30/22 (b)(c)	838,550	838,550
Oxea Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.875% 10/12/24 (b)(c)	645,000	644,800
The Chemours Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.07% 5/12/22 (b)(c)	407,329	410,213
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8498% 9/6/24 (b)(c)	748,125	753,736
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3231% 9/22/24 (b)(c)	541,163	544,253
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (b)(c)	1,248,837	1,255,968
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 6/1/24 (b)(c)	490,000	491,553
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8376% 7/1/24 (b)(c)	598,500	600,421
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3801% 8/8/24 (b)(c)	408,975	412,042

TOTAL CHEMICALS		10,549,571

Consumer Products - 0.9%
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.34% 7/3/20 (b)(c)	368,379	363,222
HLF Financing U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.069% 2/15/23 (b)(c)	790,917	788,196
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.750% 4.319% 1/26/24 (b)(c)	612,204	615,840
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.23% 11/20/24 (b)(c)	2,500,000	2,510,425

TOTAL CONSUMER PRODUCTS		4,277,683

Consumer Services - 0.1%
Optiv Security, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.625% 2/1/24 (b)(c)	408,798	381,715
Containers - 1.9%
Berlin Packaging, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.7737% 10/1/21 (b)(c)	1,506,937	1,515,722
Berry Global, Inc.:
Tranche M, term loan 3 month U.S. LIBOR + 2.250% 3.7652% 10/1/22 (b)(c)	1,859,876	1,866,386
Tranche P, term loan 3 month U.S. LIBOR + 2.000% 3.4058% 1/6/21 (b)(c)	1,213,791	1,217,663
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.604% 4/3/24 (b)(c)	248,750	249,638
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.819% 5/16/24 (b)(c)	402,975	403,479
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.069% 5/22/24 (b)(c)	743,138	745,612
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.819% 8/3/22 (b)(c)	99,948	99,964
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.45% 10/14/24 (b)(c)	264,338	265,725
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.625% 7/26/23 (b)(c)	360,438	361,789
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.319% 2/5/23 (b)(c)	1,704,151	1,711,223

TOTAL CONTAINERS		8,437,201

Diversified Financial Services - 3.6%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 4/4/24 (b)(c)	992,500	997,105
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3801% 10/31/24 (b)(c)	1,105,000	1,117,708
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.35% 4/27/24 (b)(c)	1,268,625	1,269,894
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 12/4/24 (c)(e)	550,000	550,688
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3328% 10/6/23 (b)(c)	1,605,000	1,616,460
Duff & Phelps Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9434% 10/5/24 (b)(c)	380,000	380,593
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.319% 7/14/22 (b)(c)	750,000	757,688
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.4% 2/9/23 (b)(c)	888,262	888,262
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5735% 7/3/24 (b)(c)	448,875	452,803
HarbourVest Partners LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8586% 2/4/21 (b)(c)	216,540	216,450
IBC Capital U.S. LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.5361% 9/9/22 (b)(c)	1,000,000	977,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2861% 9/10/21 (b)(c)	571,201	570,344
Jane Street Group LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8801% 8/25/22 (b)(c)	493,750	499,616
Kingpin Intermediate Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.73% 7/3/24 (b)(c)	497,500	502,475
Nab Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5135% 6/30/24 (b)(c)	567,150	568,216
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.4595% 12/5/20 (b)(c)	383,166	383,764
Peak 10 Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 8/1/24 (b)(c)	403,988	403,357
Quest Software U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.919% 10/31/22 (b)(c)	1,349,906	1,369,911
The Edelman Financial Center L Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.6526% 11/9/24 (b)(c)	500,000	505,000
TransUnion LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3498% 4/9/23 (b)(c)	1,435,976	1,440,830
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.81% 8/18/23 (b)(c)	816,750	820,450

TOTAL DIVERSIFIED FINANCIAL SERVICES		16,289,114

Energy - 5.1%
Alon U.S.A. Partners LP term loan 3 month U.S. LIBOR + 8.000% 9.569% 11/26/18 (b)(c)	1,465,194	1,468,857
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.069% 5/18/23 (b)(c)	995,000	1,001,846
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.7288% 6/22/24 (b)(c)	883,680	886,446
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.8761% 12/31/21 (b)(c)	1,925,000	2,110,281
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.2408% 11/17/22 (b)(c)	1,500,000	1,492,500
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.954% 8/23/21 (b)(c)	1,285,000	1,365,955
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.9586% 5/16/21 (b)(c)	1,500,000	1,472,505
Citgo Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 8.500% 9.835% 5/12/18 (b)(c)	1,395,075	1,407,282
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.835% 7/29/21 (b)(c)	835,000	819,553
Crestwood Holdings Partners LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.4357% 6/19/19 (b)(c)	905,674	905,293
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.63% 3/14/21 (b)(c)	297,548	245,477
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 5.63% 3/14/21 (b)(c)	29,418	24,270
Expro Finservices SARL Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.2306% 9/2/21 (b)(c)	2,090,619	1,217,786
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.4434% 3/28/22 (b)(c)	744,375	696,921
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.319% 4/16/21 (b)(c)	740,000	720,760
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.4595% 3/1/24 (b)(c)	1,000,000	989,170
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.95% 8/25/23 (b)(c)	1,945,799	1,742,308
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.819% 10/31/24 (b)(c)	775,000	775,969
Pacific Drilling SA Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6/3/18 (c)(e)	879,537	349,176
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 2/21/21 (b)(c)	1,196,396	963,099
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.82% 12/9/21 (b)(c)	1,383,034	1,244,731
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9434% 6/26/22 (b)(c)	983,540	984,770
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.147% 11/8/22 (b)(c)	260,000	263,250

TOTAL ENERGY		23,148,205

Entertainment/Film - 0.4%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.727% 12/15/23 (b)(c)	357,300	357,003
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.727% 12/15/22 (b)(c)	490,000	491,612
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.319% 7/8/22 (b)(c)	787,775	779,408
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.9434% 7/8/23 (b)(c)	215,000	211,506

TOTAL ENTERTAINMENT/FILM		1,839,529

Environmental - 0.8%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.455% 8/1/24 (b)(c)	265,000	266,823
Metal Services LLC Tranche B, term loan 3 month U.S. LIBOR + 7.500% 9.1934% 6/30/19 (b)(c)	934,769	938,274
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4298% 12/18/20 (b)(c)	927,595	931,917
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3498% 9/28/24 (b)(c)	460,000	462,627
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 12/20/24 (b)(c)	904,303	907,314

TOTAL ENVIRONMENTAL		3,506,955

Food & Drug Retail - 3.3%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.319% 11/16/24 (b)(c)	500,000	502,500
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.319% 8/25/21 (b)(c)	5,565,909	5,450,138
3 month U.S. LIBOR + 3.000% 4.4623% 6/22/23 (b)(c)	1,192,806	1,166,958
3 month U.S. LIBOR + 3.000% 4.6746% 12/21/22 (b)(c)	1,102,641	1,079,331
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 10/21/21 (b)(c)	1,451,643	1,450,743
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1004% 10/30/22 (b)(c)	1,101,399	1,081,298
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.319% 11/25/20 (b)(c)	78,904	78,510
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 6.944% 11/25/22 (b)(c)	1,336,438	1,333,097
Pizza Hut Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.4908% 6/16/23 (b)(c)	740,653	744,512
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 3/27/23 (b)(c)	983,939	987,757
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 11/15/22 (b)(c)	1,090,715	1,062,989

TOTAL FOOD & DRUG RETAIL		14,937,833

Food/Beverage/Tobacco - 1.7%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.819% 3/20/24 (b)(c)	263,013	265,643
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3755% 12/16/23 (b)(c)	495,000	496,549
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.069% 10/7/23 (b)(c)	1,267,919	1,276,896
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.85% 6/28/20 (b)(c)	677,536	594,538
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.82% 5/24/24 (b)(c)	1,925,325	1,931,178
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.4434% 6/30/22 (b)(c)	1,085,000	998,200
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.938% 5.6309% 6/30/21 (b)(c)	754,402	751,573
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.069% 6/27/23 (b)(c)	1,231,250	1,237,406

TOTAL FOOD/BEVERAGE/TOBACCO		7,551,983

Gaming - 6.9%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 7/1/23 (b)(c)	479,476	481,422
AP Gaming I LLC term loan 3 month U.S. LIBOR + 5.500% 7.069% 2/15/24 (b)(c)	552,624	556,426
Aristocrat Technologies, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.3626% 10/20/21 (b)(c)	1,409,752	1,415,334
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.9754% 9/15/23 (b)(c)	693,960	697,430
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3363% 9/28/24 (b)(c)	9,000,000	9,035,361
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.56% 12/12/24 (b)(c)	330,000	330,000
Cyan Blue Holdco 3 Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 8/25/24 (b)(c)	527,350	529,987
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.7689% 4/17/24 (b)(c)	1,049,126	1,049,126
Gateway Casinos & Entertainment Ltd. term loan 3 month U.S. LIBOR + 3.750% 5.4434% 2/22/23 (b)(c)	1,079,575	1,088,006
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.51% 10/20/24 (b)(c)	2,000,000	2,001,660
3 month U.S. LIBOR + 7.000% 8.51% 10/20/25 (b)(c)	500,000	503,125
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.7699% 10/4/23 (b)(c)	4,850,806	4,884,179
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.319% 4/25/24 (b)(c)	363,175	362,420
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.250% 3.819% 4/25/21 (b)(c)	641,250	641,782
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6183% 10/14/23 (b)(c)	350,365	353,049
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.704% 8/14/24 (b)(c)	3,122,175	3,145,591
Seminole Tribe Florida Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.569% 7/6/24 (b)(c)	997,500	1,001,779
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.06% 6/8/23 (b)(c)	1,702,138	1,704,095
Tropicana Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.569% 11/27/20 (b)(c)	543,870	546,590
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.1% 12/31/21 (b)(c)	555,000	554,306
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.6% 5/31/24 (b)(c)	464,493	465,654

TOTAL GAMING		31,347,322

Healthcare - 6.3%
Albany Molecular Research, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 4.819% 8/30/24 (b)(c)	359,100	352,816
3 month U.S. LIBOR + 7.000% 8.569% 8/30/25 (b)(c)	190,000	185,488
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.819% 6/22/24 (b)(c)	761,175	752,931
Community Health Systems, Inc.:
Tranche G, term loan 3 month U.S. LIBOR + 2.750% 4.2288% 12/31/19 (b)(c)	975,818	943,772
Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.4788% 1/27/21 (b)(c)	1,868,799	1,780,928
CPI Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 3/21/24 (b)(c)	496,251	499,973
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.57% 12/1/23 (b)(c)	1,822,444	1,826,234
Ghx Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5828% 6/30/24 (b)(c)	407,950	409,141
HCA Holdings, Inc.:
Tranche B 8LN, term loan 3 month U.S. LIBOR + 2.250% 3.5998% 2/15/24 (b)(c)	990,019	995,741
Tranche B 9LN, term loan 3 month U.S. LIBOR + 2.000% 3.569% 3/18/23 (b)(c)	3,413,220	3,426,019
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.9357% 8/18/22 (b)(c)	804,375	808,397
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.875% 4/9/21 (b)(c)	610,653	612,180
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 6/7/23 (b)(c)	880,403	881,627
Onex Schumacher Finance LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.569% 7/31/22 (b)(c)	461,348	454,428
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 6/30/21 (b)(c)	2,945,633	2,950,140
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.569% 8/11/24 (b)(c)	1,600,988	1,607,327
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 8.069% 10/21/24 (b)(c)	336,660	340,027
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.569% 10/21/23 (b)(c)	495,000	497,787
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.819% 6/23/24 (b)(c)	497,500	498,744
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.6934% 12/31/23 (b)(c)	1,000,000	980,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9434% 12/31/22 (b)(c)	2,447,644	2,408,898
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.94% 4/1/22 (b)(c)	3,245,161	3,289,035
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.069% 2/11/23 (b)(c)	1,231,544	1,235,239
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.49% 10/31/24 (b)(c)	750,000	753,285

TOTAL HEALTHCARE		28,490,157

Homebuilders/Real Estate - 2.0%
Americold Realty Operating Partnership LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.319% 12/1/22 (b)(c)	573,036	578,411
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.7076% 11/4/21 (b)(c)	1,478,495	1,457,900
Lightstone Holdco LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.069% 1/30/24 (b)(c)	711,643	714,241
Tranche C, term loan 3 month U.S. LIBOR + 4.500% 5.8498% 1/30/24 (b)(c)	45,187	45,352
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.819% 4/25/23 (b)(c)	1,397,547	1,402,284
Realogy Group LLC term loan 3 month U.S. LIBOR + 2.250% 3.5998% 7/20/22 (b)(c)	1,483,937	1,486,727
Uniti Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3498% 10/24/22 (b)(c)	547,189	528,037
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.7849% 12/15/24 (b)(c)	3,000,000	3,000,000

TOTAL HOMEBUILDERS/REAL ESTATE		9,212,952

Hotels - 1.4%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.819% 8/30/23 (b)(c)	493,772	494,799
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.069% 11/30/23 (b)(c)	2,315,558	2,327,506
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.5521% 10/25/23 (b)(c)	733,838	737,228
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.1092% 4/14/21 (b)(c)	948,827	951,398
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.62% 4/27/24 (b)(c)	1,633,047	1,639,514

TOTAL HOTELS		6,150,445

Insurance - 2.8%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.6473% 11/22/23 (b)(c)	1,628,095	1,642,340
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8021% 8/14/22 (b)(c)	1,158,608	1,163,011
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.2794% 1/25/24 (b)(c)	495,000	496,376
Asurion LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 4.569% 11/3/23 (b)(c)	1,860,426	1,868,575
Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.319% 8/4/22 (b)(c)	2,266,162	2,276,428
3 month U.S. LIBOR + 6.000% 7.569% 8/4/25 (b)(c)	1,275,000	1,308,864
HUB International Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4129% 10/2/20 (b)(c)	1,588,853	1,595,383
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3498% 5/16/24 (b)(c)	1,845,375	1,841,537
VF Holdings Corp. term loan 3 month U.S. LIBOR + 3.250% 4.819% 6/30/23 (b)(c)	493,750	497,187

TOTAL INSURANCE		12,689,701

Leisure - 2.4%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 5/30/21 (b)(c)	494,016	494,328
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.569% 2/1/24 (b)(c)	3,195,000	3,210,304
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.569% 9/8/24 (b)(c)	250,000	257,500
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.569% 3/8/24 (b)(c)	746,250	752,317
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 7/1/20 (b)(c)	375,155	379,750
Hayward Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.069% 8/4/24 (b)(c)	453,863	454,430
Intrawest Resorts Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.819% 7/31/24 (b)(c)	1,135,000	1,142,809
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0998% 6/10/22 (b)(c)	1,462,753	1,466,717
NVA Holdings, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 8/14/21 (b)(c)	139,650	140,581
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 3/31/24 (b)(c)	137,878	135,982
SMG Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 7% 2/27/20 (b)(c)	1,075,885	1,076,563
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.977% 12/7/24 (b)(c)	1,500,000	1,507,500

TOTAL LEISURE		11,018,781

Metals/Mining - 0.4%
American Rock Salt Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2288% 5/20/21 (b)(c)	474,724	473,736
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.9434% 4/16/20 (b)(c)	1,704,121	1,495,366

TOTAL METALS/MINING		1,969,102

Paper - 0.6%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 3/14/22 (b)(c)	1,141,375	1,143,989
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.335% 12/29/23 (b)(c)	1,402,950	1,409,095

TOTAL PAPER		2,553,084

Publishing/Printing - 2.7%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.7095% 6/7/23 (b)(c)	2,235,606	2,129,414
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 10/18/19 (b)(c)	1,267,386	1,152,422
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 6.4434% 11/3/23 (b)(c)	1,560,814	1,566,011
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.569% 5/29/21 (b)(c)	1,462,500	1,353,734
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 5.569% 5/4/22 (b)(c)	2,294,569	2,286,928
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.6301% 6/1/22 (b)(c)	733,149	736,815
Multi-Color Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.819% 9/20/24 (b)(c)	415,000	417,594
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.319% 10/24/21 (b)(c)	977,118	988,726
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 4.9788% 8/15/22 (b)(c)	1,762,462	1,766,375

TOTAL PUBLISHING/PRINTING		12,398,019

Restaurants - 0.6%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8677% 2/17/24 (b)(c)	815,083	814,643
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.819% 2/14/21 (b)(c)	1,110,065	1,038,699
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.5998% 7/28/21 (b)(c)	992,393	994,258

TOTAL RESTAURANTS		2,847,600

Services - 8.1%
Abacus Innovations Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.625% 8/16/23 (b)(c)	677,989	683,501
ABG Intermediate Holdings 2 LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 9/29/24 (b)(c)	314,213	315,391
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.819% 9/26/21 (b)(c)	570,657	499,325
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.7288% 6/13/25 (b)(c)	590,000	590,148
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9788% 6/13/24 (b)(c)	2,254,350	2,259,828
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.66% 10/19/23 (b)(c)	1,481,250	1,487,264
Aramark Services, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.000% 3.569% 3/7/25 (b)(c)	2,000,000	2,000,000
Avatar Purchaser, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2408% 9/7/24 (b)(c)	500,000	502,500
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.615% 6/21/24 (b)(c)	1,243,750	1,247,792
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.5739% 11/7/23 (b)(c)	466,001	467,515
Cactus Wellhead LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.6934% 7/31/20 (b)(c)	889,798	886,088
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.1473% 11/14/22 (b)(c)	1,877,304	1,890,445
Ion Trading Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.319% 11/14/24 (b)(c)	1,000,000	1,000,000
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.25% 3/9/23 (b)(c)	407,289	409,326
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 8/13/22 (b)(c)	1,472,612	1,474,453
Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.5828% 8/22/25 (b)(c)	500,000	502,500
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.8498% 4/26/24 (b)(c)	7,622,400	7,679,568
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.069% 4/7/21 (b)(c)	2,102,811	2,107,416
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.319% 5/2/22 (b)(c)	3,852,822	3,878,520
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.1934% 12/8/23 (b)(c)(f)	742,500	740,644
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.9375% 5/4/22 (b)(c)	351,433	353,629
The GEO Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.95% 3/23/24 (b)(c)	481,363	481,565
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.069% 11/8/23 (b)(c)	990,000	992,970
Thomson Reuters IP&S Tranche B, term loan 1 month U.S. LIBOR + 3.250% 4.819% 10/3/23 (b)(c)	1,264,064	1,270,839
TMK Hawk Parent Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 9/26/24 (c)(e)	17,949	18,061
3 month U.S. LIBOR + 3.500% 4.88% 9/26/24 (b)(c)	401,046	403,553
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.819% 5/14/22 (b)(c)	1,260,183	1,260,183
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.569% 5/14/23 (b)(c)(f)	305,000	301,950
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.569% 12/7/23 (b)(c)	990,000	996,188

TOTAL SERVICES		36,701,162

Steel - 0.2%
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.2849% 6/14/21 (b)(c)	688,794	691,550
Super Retail - 4.1%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5456% 7/2/22 (b)(c)	1,380,258	1,083,158
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.569% 9/25/24 (b)(c)	5,615,925	5,594,865
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.500% 8.953% 2/3/25 (b)(c)	500,000	486,875
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.953% 2/3/24 (b)(c)	2,957,070	2,907,184
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4% 11/7/24 (b)(c)	997,500	998,128
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7% 10/11/19 (b)(c)	355,954	309,680
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.819% 8/19/23 (b)(c)	502,500	505,525
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.7288% 6/23/23 (b)(c)	2,420,435	2,257,055
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.4556% 8/19/22 (b)(c)	1,405,534	1,409,681
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.3801% 1/26/23 (b)(c)	1,438,962	1,082,373
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.57% 3/11/22 (b)(c)	1,094,119	872,221
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.569% 11/8/24 (b)(c)	997,500	995,754
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (c)(g)	1,281,577	12,816

TOTAL SUPER RETAIL		18,515,315

Technology - 12.7%
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 11.2% 12/20/23 (b)(c)	210,000	210,351
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.59% 12/20/22 (b)(c)	992,500	997,879
Bright Bidco BV Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.1718% 6/30/24 (b)(c)	581,040	584,428
Cavium, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.819% 8/16/22 (b)(c)	435,135	435,679
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 5.0521% 9/15/20 (b)(c)	1,055,625	1,057,820
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4561% 3/20/24 (b)(c)	496,250	496,042
Compuware Corp.:
term loan 3 month U.S. LIBOR + 8.250% 9.63% 12/15/22 (b)(c)	222,774	223,053
Tranche B 3LN, term loan 3 month U.S. LIBOR + 4.250% 5.63% 12/15/21 (b)(c)	1,325,150	1,331,775
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.319% 11/14/24 (b)(c)	750,000	750,000
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.57% 9/7/23 (b)(c)	1,363,326	1,362,249
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.1301% 10/31/24 (b)(c)	1,480,000	1,497,878
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.4623% 2/9/23 (b)(c)	1,855,746	1,866,194
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.3498% 1/31/24 (b)(c)	320,441	323,645
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.1% 6/1/22 (b)(c)	1,432,016	1,434,579
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.1605% 11/16/24 (b)(c)	390,000	392,558
3 month U.S. LIBOR + 7.500% 9.1605% 11/16/25 (b)(c)	250,000	251,458
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8021% 7/10/22 (b)(c)	5,098,925	5,101,729
Global Payments, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.569% 4/22/23 (b)(c)	384,422	386,506
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5998% 2/15/24 (b)(c)	995,709	997,750
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.819% 7/1/22 (b)(c)	437,794	440,259
I-Logic Technologies Bidco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 12/15/24 (c)(e)	750,000	746,250
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 2/1/22 (b)(c)	1,236,894	1,240,765
Information Resources, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.6174% 1/18/25 (b)(c)	500,000	500,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.6174% 1/18/24 (b)(c)	952,800	956,773
Inmar, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.4171% 5/1/25 (b)(c)	95,000	95,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9171% 5/1/24 (b)(c)	168,739	169,002
Kronos, Inc.:
term loan 3 month U.S. LIBOR + 8.250% 9.6268% 11/1/24 (b)(c)	1,570,000	1,627,305
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9026% 11/1/23 (b)(c)	2,382,000	2,396,745
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.82% 1/20/24 (b)(c)	1,603,676	1,521,985
3 month U.S. LIBOR + 9.000% 10.57% 1/20/25 (b)(c)	500,000	476,250
Lux FinCo U.S. SPV Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.069% 10/16/22 (b)(c)	747,893	747,893
MA FinanceCo. LLC Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.750% 4.319% 6/21/24 (b)(c)	2,373,760	2,373,760
3 month U.S. LIBOR + 2.750% 4.319% 6/21/24 (b)(c)	343,400	343,400
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.069% 9/29/24 (b)(c)	2,009,963	2,002,063
3 month U.S. LIBOR + 8.500% 10.069% 9/29/25 (b)(c)	500,000	500,315
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3385% 9/15/24 (b)(c)	498,750	499,872
Microsemi Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3828% 1/15/23 (b)(c)	346,710	347,709
Mitchell International, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 11/20/24 (c)(d)	45,522	45,482
3 month U.S. LIBOR + 3.250% 4.9434% 11/20/24 (b)(c)	564,478	563,975
3 month U.S. LIBOR + 7.250% 8.6107% 11/20/25 (b)(c)	250,000	251,625
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3848% 11/3/23 (b)(c)	3,635,105	3,631,070
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 4/9/21 (b)(c)	1,680,538	1,688,941
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6934% 4/9/22 (b)(c)	1,105,000	1,106,381
SolarWinds Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.069% 2/5/23 (b)(c)	492,525	494,003
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5998% 3/3/23 (b)(c)	1,340,172	1,348,066
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.9434% 9/30/22 (b)(c)	2,242,924	2,243,866
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.819% 7/8/22 (b)(c)	580,045	583,914
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 3.819% 7/8/22 (b)(c)	10,894	10,966
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0611% 9/30/23 (b)(c)	1,560,849	1,570,386
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 4/23/19 (b)(c)	334,509	328,377
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.569% 5/1/24 (b)(c)	1,741,250	1,733,989
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.07% 12/4/20 (b)(c)	253,419	253,896
Travelclick, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.569% 5/12/21 (b)(c)	625,550	628,365
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.069% 9/28/24 (b)(c)	997,500	997,081
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5521% 7/13/23 (b)(c)	664,950	668,108
Vantiv LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.000% 8/7/24 (c)(e)	273,931	275,073
3 month U.S. LIBOR + 2.000% 3.477% 8/7/24 (b)(c)	976,069	980,539
Vfh Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.1348% 12/30/21 (b)(c)	442,174	445,490
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.319% 7/1/23 (b)(c)	915,529	918,962

TOTAL TECHNOLOGY		57,455,474

Telecommunications - 6.4%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.1092% 7/15/25 (b)(c)	497,500	486,659
3 month U.S. LIBOR + 2.750% 4.1119% 1/31/26 (b)(c)	500,000	489,000
Autodata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8235% 12/11/24 (b)(c)	595,000	595,000
Cincinnati Bell, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.1107% 10/2/24 (b)(c)	750,000	757,733
Consolidated Communications, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 4.57% 10/5/23 (b)(c)	173,947	170,772
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.31% 5/25/24 (b)(c)	1,331,663	1,336,656
Evo Payments International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.57% 12/20/23 (b)(c)	496,250	499,505
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 4.32% 3/31/21 (b)(c)	1,321,892	1,268,197
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.09% 6/15/24 (b)(c)	972,556	931,223
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.875% 1/9/24 (b)(c)	321,750	323,359
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2123% 11/27/23 (b)(c)	4,980,000	4,871,486
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 1/14/24 (c)(e)	1,000,000	1,011,040
Tranche B-5, term loan 6.625% 1/14/24	1,525,000	1,538,984
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.6959% 2/22/24 (b)(c)	2,905,000	2,905,000
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.7408% 7/17/25 (b)(c)	961,419	956,910
Neustar, Inc. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.147% 8/8/24 (b)(c)	802,988	809,411
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1934% 2/10/24 (b)(c)	744,375	628,997
Radiate Holdco LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 2/1/24 (c)(e)	750,000	741,795
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.569% 2/1/24 (b)(c)	313,421	310,791
Sable International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.069% 1/31/25 (b)(c)	2,105,000	2,105,989
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.8498% 11/1/24 (b)(c)	1,250,000	1,261,725
3 month U.S. LIBOR + 8.250% 9.5998% 11/1/25 (b)(c)	500,000	504,220
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.1301% 7/31/25 (b)(c)	1,407,500	1,342,051
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.125% 2/3/24 (b)(c)	1,239,652	1,238,723
Telesat LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.000% 4.7% 11/17/23 (b)(c)	1,197,015	1,200,378
Xplornet Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.4434% 9/9/21 (b)(c)	492,475	496,784

TOTAL TELECOMMUNICATIONS		28,782,388

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.5795% 6/15/23 (b)(c)	414,750	413,713
Transportation Ex Air/Rail - 0.5%
American Commercial Barge Line Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.750% 10.319% 11/12/20 (b)(c)	371,724	212,039
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.85% 6/22/22 (b)(c)	993,750	992,508
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.54% 9/14/20 (b)(c)	1,058,751	1,055,045

TOTAL TRANSPORTATION EX AIR/RAIL		2,259,592

Utilities - 4.7%
Cortes NP Acquisition Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3498% 11/30/23 (b)(c)	1,001,510	999,838
Dynegy, Inc. Tranche C-2, term loan 3 month U.S. LIBOR + 2.750% 4.2511% 2/7/24 (b)(c)	2,268,930	2,278,391
Energy Future Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3552% 6/30/18 (b)(c)	4,500,000	4,509,630
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4676% 11/16/24 (b)(c)	750,000	757,500
Exgen Texas Power LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.0828% 9/18/21 (b)(c)	1,277,322	804,713
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.1934% 11/13/21 (b)(c)	862,838	836,952
Houston Fuel Oil Terminal Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.19% 8/19/21 (b)(c)	2,413,888	2,435,010
InterGen NV Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.07% 6/13/20 (b)(c)	2,030,580	2,029,727
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.5011% 2/15/24 (b)(c)	893,251	887,668
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.0828% 12/19/20 (b)(c)	1,915,709	1,872,605
Tex Operations Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0208% 8/4/23 (b)(c)	2,015,357	2,025,434
Tranche C, term loan 3 month U.S. LIBOR + 2.500% 3.8339% 8/4/23 (b)(c)	357,143	358,929
USIC Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.0039% 12/9/23 (b)(c)	495,000	497,475
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.2028% 12/14/23 (b)(c)	742,500	747,542

TOTAL UTILITIES		21,041,414

TOTAL BANK LOAN OBLIGATIONS
(Cost $408,476,713)		405,086,734

Nonconvertible Bonds - 3.4%
Aerospace - 0.1%
DAE Funding LLC 4% 8/1/20 (h)	250,000	252,500
Chemicals - 0.1%
TPC Group, Inc. 8.75% 12/15/20 (h)	445,000	445,000
Containers - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 4.8592% 7/15/21 (b)(c)(h)	520,000	527,800
Diversified Financial Services - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (h)	500,000	555,000
Energy - 0.5%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	475,000	491,340
7% 6/30/24	500,000	569,063
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.3385% 6/15/22 (b)(c)(h)	500,000	498,138
6.875% 6/15/25 (h)	420,000	445,200

TOTAL ENERGY		2,003,741

Gaming - 0.1%
Scientific Games Corp. 7% 1/1/22 (h)	335,000	353,006
Healthcare - 0.7%
Community Health Systems, Inc. 6.25% 3/31/23	465,000	418,500
Tenet Healthcare Corp.:
4.625% 7/15/24 (h)	1,500,000	1,462,500
7.5% 1/1/22 (h)	240,000	252,000
THC Escrow Corp. III 5.125% 5/1/25 (h)	500,000	487,500
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (h)	235,000	239,113
9% 12/15/25 (h)	315,000	328,293

TOTAL HEALTHCARE		3,187,906

Homebuilders/Real Estate - 0.4%
VICI Properties 1 LLC/VICI FC, Inc. 3 month U.S. LIBOR + 3.500% 4.8467% 10/15/22 (b)(c)	1,690,000	1,690,000
Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (h)	325,000	339,625
7.25% 11/30/21 (h)	500,000	527,500

TOTAL LEISURE		867,125

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	500,000	506,250
Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (h)	760,000	539,600
Services - 0.2%
APX Group, Inc.:
7.625% 9/1/23	500,000	526,250
7.875% 12/1/22	425,000	455,281

TOTAL SERVICES		981,531

Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (h)	295,000	278,406
PetSmart, Inc. 5.875% 6/1/25 (h)	335,000	257,113

TOTAL SUPER RETAIL		535,519

Technology - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (h)	293,000	296,644
Telecommunications - 0.5%
Altice Financing SA 7.5% 5/15/26 (h)	900,000	958,500
SFR Group SA:
6.25% 5/15/24 (h)	515,000	516,288
7.375% 5/1/26 (h)	855,000	877,444

TOTAL TELECOMMUNICATIONS		2,352,232

TOTAL NONCONVERTIBLE BONDS
(Cost $15,073,228)		15,093,854
	Shares	Value

Common Stocks - 0.7%
Chemicals - 0.4%
LyondellBasell Industries NV Class A	18,200	2,007,824
Metals/Mining - 0.1%
Warrior Metropolitan Coal, Inc.	25,939	652,366
Publishing/Printing - 0.1%
Tribune Media Co. Class A	6,975	296,228
Telecommunications - 0.1%
Consolidated Communications Holdings, Inc.	24,820	302,556
TOTAL COMMON STOCKS
(Cost $4,996,039)		3,258,974

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (f)(i)
(Cost $29,756)	30,108	30,108

Money Market Funds - 8.2%
Fidelity Cash Central Fund, 1.36% (j)
(Cost $37,192,586)	37,188,857	37,196,295
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $465,768,322)		460,665,965
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(7,979,308)
NET ASSETS - 100%		$452,686,657

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $105,046 and $105,229, respectively.

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Level 3 security

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,437,170 or 2.3% of net assets.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$108,027
Fidelity Securities Lending Cash Central Fund	25
Total	$108,052

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$296,228	$296,228	$--	$--
Energy	652,366	652,366	--	--
Materials	2,007,824	2,007,824	--	--
Telecommunication Services	302,556	302,556	--	--
Bank Loan Obligations	405,086,734	--	404,044,140	1,042,594
Corporate Bonds	15,093,854	--	15,093,854	--
Other	30,108	--	--	30,108
Money Market Funds	37,196,295	37,196,295	--	--
Total Investments in Securities:	$460,665,965	$40,455,269	$419,137,994	$1,072,702

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 28, 2018